LEASE (Details)	12 Months Ended
	Sep. 30, 2022 USD ($) lease	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
LEASE
Operating Lease Expenses	$ 63,480	$ 109,346	$ 71,826
Number of Operating Leases | lease	1
Operating Lease Assets:
Total operating lease assets	$ 86,584	118,154
Operating lease obligations:
Current operating lease liabilities	23,859	55,847
Non-current operating lease liabilities	72,537	106,180
Total Lease liabilities	$ 96,396	$ 162,027